Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
BORROWINGS [Abstract]
Loans' outstanding amounts

Navios Holdings borrowings	December 31, 2018	December 31, 2017
HSH Nordbank ($15,300)	13,005	14,535
Loan Facility Credit Agricole ($28,745)	26,415	—
Loan Facility Credit Agricole ($40,000)	—	17,674
Loan Facility Credit Agricole ($23,000)	12,031	14,074
Loan Facility Credit Agricole ($23,000)	12,350	14,450
Loan Facility DVB Bank SE ($72,000)	45,741	50,140
Loan Facility DVB Bank SE ($41,000)	—	33,816
Loan Facility Credit Agricole ($22,500)	—	15,188
Loan Facility DVB Bank SE ($40,000)	15,333	18,254
Loan Facility Alpha Bank ($31,000)	23,800	25,600
Loan Facility Alpha Bank ($16,125)	15,125	16,125
2022 Senior Secured Notes	305,000	305,000
2022 Notes	614,339	650,000
Total Navios Holdings borrowings	$1,083,139	$1,174,856

Navios Logistics borrowings	December 31, 2018	December 31, 2017
2022 Logistics Senior Notes	$375,000	$375,000
Navios Logistics Notes Payable	26,875	31,109
Navios Logistics BBVA Loan Facility	19,300	23,250
Navios Logistics Alpha Bank Loan	11,900	13,300
Navios Logistics Term Loan B Facility	99,000	100,000
Navios Logistics Credit Agreement	5,909	—
Other long-term loans	184	253
Total Navios Logistics borrowings	$538,168	$542,912

Navios Containers borrowings	December 31, 2018	December 31, 2017
ABN AMRO Bank N.V. ($50,000)	$50,000	$—
BNP Paribas ($25,000)	23,611	—
BNP Paribas ($24,000)	29,464	—
HSH ($36,000)	32,000	—
Navios Containers Financial liability ($119,000)	87,530	—
Total Navios Containers borrowings	$222,605	$—

Total	December 31, 2018	December 31, 2017
Total borrowings	$1,843,912	$1,717,768
Less: current portion, net	(69,051)	(33,885)
Less: deferred finance costs and discount, net	(27,905)	(35,280)
Total long-term borrowings	$1,746,956	$1,648,603

Principal payments

Year
2019	$71,424
2020	100,720
2021	180,518
2022	1,413,913
2023	74,812
2024 and thereafter	2,525
Total	$1,843,912